Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation

S-K

(“Item 402(v)”), the Company is providing the following information regarding the relationship between the executive “Compensation Actually Paid” as defined in Item 402(v)) (“CAP”) by the Company and the financial performance of the Company over the applicable time period of the disclosure, calculated in a manner consistent with Item 402(v). For a more accurate description of our executive compensation program and the factors used by the Human Resources and Compensation Committee to determine pay for our NEOs, see the “Compensation Discussion and Analysis” section of this Proxy Statement. Accordingly, the following table sets forth the CAP for the Company’s Principal Executive Officer (“PEO”) and the average CAP for non-PEO

NEOs and the Company’s financial performance metrics for 2022, 2021 and 2020.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000)	Company-Selected Measure: Adjusted EBITDA ($000)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

	(1)	(2)	(3)	(2)	(4)	(5)	(6)	(7)

2022	$7,897,415	$6,068,077	$2,752,870	$2,022,834	$112.19	$144.32	$214,233	$445,798

2021	$4,897,397	$6,194,433	$1,237,848	$1,744,700	$164.16	$188.32	$ 94,501	$412,606

2020	$5,958,542	$6,805,866	$1,848,099	$2,452,308	$136.87	$128.34	$ 69,037	$363,712

(1)
The dollar amounts reported in this column are the amounts of the total compensation reported for Mr. Heckes, our President and CEO, for each covered year as reported in the “Total” column of the “Summary Compensation Table”. For 2022, see “Summary Compensation Table” in this Proxy Statement.

(2)
In accordance with the requirements of Item 402(v)(2)(iii) the following summarizes the calculations used to determine CAP starting from the amounts reported in the “Total” column of the “Summary Compensation Table” for Mr. Heckes as well as for our non-PEO
NEOs. For each covered year, deduct the amount in both the Stock Awards and Options Awards in column (i) below from the “Total” column of the “Summary Compensation Table” for the applicable year, then add to this result the total amount of the estimated fair value of the equity awards in column (ii) below to calculate CAP. The dollar amounts below do no represent the amount of compensation actually earned or CAP to Mr. Heckes or our non-PEO
NEOs, as applicable, during each covered year. Note that the Company does not provide Mr. Heckes nor any of our non-PEO
NEOs with a defined benefit pension plan.

PEO Summary Compensation Table to CAP Reconciliation:

Year	Deducted Amounts (i)($)		Added Amounts (ii)($)			Total Compensation Actually Paid ($)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Equity Awards Granted During Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, from Prior Year-End to Vest Date ($)	Change in Year-End Fair Value of Outstanding and Unvested Equity Awards ($)

2022	$5,559,937	$339,987	$5,440,507	$569,448	( $1,939,369 )	$6,068,077

2021	$2,924,912	$324,993	$3,592,992	$225,396	$ 728,553	$6,194,433

2020	$2,294,839	$254,992	$2,900,570	$ 20,244	$ 476,340	$6,805,866

Non-PEO

NEO Summary Compensation Table to CAP Reconciliation:

Year	Deducted Amounts (i)($)		Added Amounts (ii)($)			Average Compensation Actually Paid ($)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Equity Awards Granted During Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, from Prior Year-End to Vest Date ($)	Change in Year-End Fair Value of Outstanding and Unvested Equity Awards ($)

2022	$1,760,537	$70,617	$1,682,917	( $286,470 )	( $295,329 )	$2,022,834

2021	$ 497,186	$55,235	$ 610,738	$110,218	$338,317	$1,744,700

2020	$ 529,705	$58,861	$ 669,526	( $ 29,887 )	$553,136	$2,452,308

(i)	This column represents the dollar amounts of the Stock Awards and Option Awards from the Summary Compensation Table for 2022, 2021 and 2020.

(ii)
This column represents the method for calculating the fair value of SARs and PRSUs as defined by Item 402(v). The fair value of each SAR was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 12 to our financial statements for the fiscal year ended January 1, 2023 included in the Company’s Annual Report on Form

10-K.

The assumptions used were not materially changed from those described in Note 12 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PRSUs was estimated at each valuation date using: (i) the market price of the Company’s Common Shares on the relevant valuation date, and (ii) an adjustment to reflect actual performance for any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period.

(3)
The dollar amounts reported in this column are the average of the amounts of total compensation reported for each non-PEO

NEO for the covered years: Messrs. Tiejema, Ball, White and Paxton for 2022, Messrs. Tiejema, White, Lewis and Paxton for 2021, and Messrs. Hair, Tiejema, Lewis and White for 2020, collectively our non-PEO

NEOs for each covered year as reported in the “Total” column of the “Summary Compensation Table” in this and prior years’ Proxy Statements.

(4)
Total shareholder return as calculated based on a fixed investment of $100 in the Company’s Common Shares measured from the market close on December 27, 2019 (the last trading day of our fiscal 2019) through and including the end of the first year for each year reported in the table.

(5)
Total shareholder return as calculated based on a fixed investment of $100 in the S&P Composite 1500 Building Products Index, which is the peer group used for this Pay versus Performance analysis, measured from the market close on December 27, 2019 (the last trading day of our fiscal 2019) through and including the end of the first year for each year reported in the table.

(6)	As reported in the Annual Report on Form 10-K for the fiscal year ended January 1, 2023, these amounts reflect “Net Income” of the Company.

(7)
For purposes of Item 402(v)(2)(iii), we have identified

Adjusted EBITDA
 as our Company-Selected Measure. Although Adjusted EBITDA is one important financial performance measure, among others, that the Human Resources and Compensation Committee considers when making executive compensation decisions with the intent of aligning compensation with Company performance and has been selected as the primary performance metrics under the MIP by the Human Resources and Compensation Committee and does not use any one financial or other performance measure to specifically link executive CAP to Company performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in this column are the average of the amounts of total compensation reported for each non-PEO

NEO for the covered years: Messrs. Tiejema, Ball, White and Paxton for 2022, Messrs. Tiejema, White, Lewis and Paxton for 2021, and Messrs. Hair, Tiejema, Lewis and White for 2020, collectively our non-PEO

NEOs for each covered year as reported in the “Total” column of the “Summary Compensation Table” in this and prior years’ Proxy Statements.

Peer Group Issuers, Footnote [Text Block]
(5)
Total shareholder return as calculated based on a fixed investment of $100 in the S&P Composite 1500 Building Products Index, which is the peer group used for this Pay versus Performance analysis, measured from the market close on December 27, 2019 (the last trading day of our fiscal 2019) through and including the end of the first year for each year reported in the table.

PEO Total Compensation Amount	$ 7,897,415	$ 4,897,397	$ 5,958,542
PEO Actually Paid Compensation Amount	$ 6,068,077	6,194,433	6,805,866
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
In accordance with the requirements of Item 402(v)(2)(iii) the following summarizes the calculations used to determine CAP starting from the amounts reported in the “Total” column of the “Summary Compensation Table” for Mr. Heckes as well as for our non-PEO
NEOs. For each covered year, deduct the amount in both the Stock Awards and Options Awards in column (i) below from the “Total” column of the “Summary Compensation Table” for the applicable year, then add to this result the total amount of the estimated fair value of the equity awards in column (ii) below to calculate CAP. The dollar amounts below do no represent the amount of compensation actually earned or CAP to Mr. Heckes or our non-PEO
NEOs, as applicable, during each covered year. Note that the Company does not provide Mr. Heckes nor any of our non-PEO
NEOs with a defined benefit pension plan.

PEO Summary Compensation Table to CAP Reconciliation:

Year	Deducted Amounts (i)($)		Added Amounts (ii)($)			Total Compensation Actually Paid ($)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Equity Awards Granted During Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, from Prior Year-End to Vest Date ($)	Change in Year-End Fair Value of Outstanding and Unvested Equity Awards ($)

2022	$5,559,937	$339,987	$5,440,507	$569,448	( $1,939,369 )	$6,068,077

2021	$2,924,912	$324,993	$3,592,992	$225,396	$ 728,553	$6,194,433

2020	$2,294,839	$254,992	$2,900,570	$ 20,244	$ 476,340	$6,805,866

Non-PEO NEO Average Total Compensation Amount	$ 2,752,870	1,237,848	1,848,099
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,022,834	1,744,700	2,452,308
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
In accordance with the requirements of Item 402(v)(2)(iii) the following summarizes the calculations used to determine CAP starting from the amounts reported in the “Total” column of the “Summary Compensation Table” for Mr. Heckes as well as for our non-PEO
NEOs. For each covered year, deduct the amount in both the Stock Awards and Options Awards in column (i) below from the “Total” column of the “Summary Compensation Table” for the applicable year, then add to this result the total amount of the estimated fair value of the equity awards in column (ii) below to calculate CAP. The dollar amounts below do no represent the amount of compensation actually earned or CAP to Mr. Heckes or our non-PEO
NEOs, as applicable, during each covered year. Note that the Company does not provide Mr. Heckes nor any of our non-PEO
NEOs with a defined benefit pension plan.

Non-PEO

NEO Summary Compensation Table to CAP Reconciliation:

Year	Deducted Amounts (i)($)		Added Amounts (ii)($)			Average Compensation Actually Paid ($)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Equity Awards Granted During Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, from Prior Year-End to Vest Date ($)	Change in Year-End Fair Value of Outstanding and Unvested Equity Awards ($)

2022	$1,760,537	$70,617	$1,682,917	( $286,470 )	( $295,329 )	$2,022,834

2021	$ 497,186	$55,235	$ 610,738	$110,218	$338,317	$1,744,700

2020	$ 529,705	$58,861	$ 669,526	( $ 29,887 )	$553,136	$2,452,308
(i)	This column represents the dollar amounts of the Stock Awards and Option Awards from the Summary Compensation Table for 2022, 2021 and 2020.

(ii)
This column represents the method for calculating the fair value of SARs and PRSUs as defined by Item 402(v). The fair value of each SAR was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 12 to our financial statements for the fiscal year ended January 1, 2023 included in the Company’s Annual Report on Form

10-K.

The assumptions used were not materially changed from those described in Note 12 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PRSUs was estimated at each valuation date using: (i) the market price of the Company’s Common Shares on the relevant valuation date, and (ii) an adjustment to reflect actual performance for any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return
As shown in the following graph, the CAP to our PEO and
non-PEO
NEOs was generally correlated to the Company’s Total Shareholder Return (“TSR”) over the three-year period. In 2021, the CAP to our PEO and non-PEO
NEOs had a slight decline from the prior year as our Company’s TSR and peer group TSR increased, and the CAP to our PEO and non-PEO
NEOs for 2022 continued to decrease slightly and was more closely correlated with our Company’s TSR and peer group TSR year-over-year change from 2021 to 2022. For fiscal years 2020,

2021 and 2022, the Human Resources and Compensation Committee did not select the Company’s TSR, peer group TSR or Net Income as specific financial performance measures to align executive compensation and financial and operational performance. In 2022, the Human Resources and Compensation Committee, as described in more detail under “Elements of our Executive Compensation Program — Long Term Equity Incentive Awards—Performance-Vesting Restricted Stock Units” in the “Compensation Discussion and Analysis” section of this Proxy Statement, selected, as a component of our Long-Term Incentive Award, Net Sales and Return On Invested Capital as the most appropriate financial metrics to incentivize growth by encouraging management’s focus on actions to improve the long-term financial health and performance of the Company. Additionally, our NEOs receive SARs as part of our executive compensation program which, although not directly tied to our TSR, are directly tied to the share price of our Common Shares as the SARs only retain value if the share price of our Common Shares increases above the exercise price and therefore further aligns our NEOs’ interests with those of our Shareholders by providing a continuing financial incentive to maximize long-term Shareholder value.

Compensation Actually Paid vs. Net Income [Text Block]	Net Income
As shown in the following graph, the CAP of our PEO and
non-PEO
NEOs did not highly correlate to the Net Income growth of the Company, as indicated by a slight decline in CAP over the
3-year
period compared to significant growth in the Company’s Net Income as reported.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Company Selected-Measure: Adjusted EBITDA
As shown in the following graph, the CAP of our PEO and

non-PEO

NEOs did not highly correlate to the Adjusted EBITDA growth of the Company. The Company selected Adjusted EBITDA as our Company-Selected Measure as Adjusted EBITDA is already a component of our executive compensation program as described in more detail under the “Elements of our Executive Compensation Program – Annual Cash Incentive Bonus” section of this Proxy Statement. The Human Resources and Compensation Committee has utilized Adjusted EBITDA as the primary performance measure for purposes of our MIP to focus our NEOs on growing total Company profitability. Human Resources and Compensation Committee believes that using Adjusted EBITDA as a key financial performance metric in our MIP is effective in driving total Company profitability and long-term Shareholder value.

Tabular List [Table Text Block]
TABULAR LIST OF FINANCIAL PERFORMANCE MEASURES
In accordance with the requirements of Item 402(v)(6), we have identified an unranked list of the most important financial performance measures, which the Human Resources and Compensation Committee considered, among others, when making executive compensation decisions for performance year 2022. The use of each performance measure is further described in the “Compensation Discussion and Analysis” section of this and previous Proxy Statements within the sub-section

titled “Elements of our Compensation Program.”

•	Adjusted EBITDA

•	Adjusted EBITDA Margin

•	Return on Invested Capital

•	Net Sales

Total Shareholder Return Amount	$ 1.1219	1.6416	1.3687
Peer Group Total Shareholder Return Amount	1.4432	1.8832	1.2834
Net Income (Loss)	$ 214,233,000	$ 94,501,000	$ 69,037,000
Company Selected Measure Amount	445,798	412,606	363,712
PEO Name	Mr. Heckes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,559,937	$ 2,924,912	$ 2,294,839
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	339,987	324,993	254,992
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,440,507	3,592,992	2,900,570
PEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year, From Prior Year End To Vest Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	569,448	225,396	20,244
PEO [Member] | Change in Year End Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,939,369)	728,553	476,340
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,760,537	497,186	529,705
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	70,617	55,235	58,861
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,682,917	610,738	669,526
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year, From Prior Year End To Vest Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(286,470)	110,218	(29,887)
Non-PEO NEO [Member] | Change in Year End Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (295,329)	$ 338,317	$ 553,136